Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible notes payable, Gross	$ 2,109,500	$ 1,390,000	$ 125,000
Debt discount and debt issuance cost	(798,208)	(1,070,523)
Convertible notes payable	1,311,292	319,477	125,000
Less current portion of convertible notes payable	1,311,292	161,227	125,000
Long-term convertible notes payable		158,250
Originated in October 2014 [Member]
Convertible notes payable, Gross		75,000	125,000
Originated in September 2017 [Member]
Convertible notes payable, Gross	1,083,500	985,000
Originated in October 2018 [Member]
Convertible notes payable, Gross	242,000	220,000
Originated in October 2018 [Member]
Convertible notes payable, Gross	121,000	110,000
Originated in April 2019 [Member]
Convertible notes payable, Gross	600,000
Originated in June 2019 [Member]
Convertible notes payable, Gross	$ 63,000
Originated in October 2018 [Member]
Convertible notes payable, Gross